Condensed consolidated statement of cash flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Profit before tax	$ 6,713	$ 6,529
Finance income and expense	675	636
Share of after tax losses of associates and joint ventures	22	17
Depreciation, amortisation and impairment	3,295	2,673
Movement in working capital and short-term provisions	(1,438)	(771)
Gains on disposal of intangible assets	(128)	(87)
Fair value movements on contingent consideration arising from business combinations	(19)	(30)
Non-cash and other movements	(215)	304
Cash generated from operations	8,905	9,271
Interest paid	(630)	(623)
Tax paid	(2,051)	(1,549)
Net cash inflow from operating activities	6,224	7,099
Cash flows from investing activities
Payment of contingent consideration from business combinations	(290)	(629)
Purchase of property, plant and equipment	(1,310)	(1,088)
Disposal of property, plant and equipment	12	10
Purchase of intangible assets	(3,333)	(1,804)
Disposal of intangible assets	165	95
Purchase of non-current asset investments	(8)	(188)
Disposal of non-current asset investments	3
Movement in short-term investments, fixed deposits and other investing instruments	(45)	115
Payments to associates and joint ventures	(24)
Interest received	126	128
Net cash outflow from investing activities	(4,704)	(3,361)
Net cash inflow before financing activities	1,520	3,738
Cash flows from financing activities
Proceeds from issue of share capital	16	12
Own shares purchased by Employee Benefit Trusts	(658)	(489)
Payments to acquire non-controlling interests		(2)
Issue of loans and borrowings	1,997	9
Repayment of loans and borrowings	(2,453)	(16)
Dividends paid	(3,288)	(3,357)
Hedge contracts relating to dividend payments	(72)	104
Repayment of obligations under leases	(182)	(184)
Movement in short-term borrowings	2,315	1,734
Net cash outflow from financing activities	(2,325)	(2,189)
Net (decrease)/increase in Cash and cash equivalents in the period	(805)	1,549
Cash and cash equivalents at the beginning of the period	5,698	5,429
Exchange rate effects	(9)	54
Cash and cash equivalents at the end of the period	4,884	7,032
Cash and cash equivalents	4,893	7,058
Overdrafts	(9)	(26)
Total Cash and cash equivalents	$ 4,884	$ 7,032